Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	R$ 4,797	R$ 3,059
Short-term investments	13,238	8,339
Total	R$ 18,035	R$ 11,398	R$ 8,015	R$ 10,901